Statement of cash flows, indirect method (Statement) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from (used in) operating activities
Net income for the period	R$ 6,119,457	R$ 11,360,131
Adjustments to reconcile profit (loss)
Depreciation, depletion and amortization	5,771,399	5,169,036
Depreciation, right-of-use assets	167,855	167,650
Interest expense on lease liabilities	232,932	230,308
Result from sale and disposal of property, plant and equipment, intangible and biological assets, net	(188,297)	124,099
Income (expense) from associates and joint ventures	25,596	189,082
Exchange rate and monetary variations, net	(3,105,213)	(8,193,085)
Interest expenses on financing, loans and debentures	2,876,547	2,859,388
Adjustments for finance costs	(44,289)	(126,119)
Amortization of transaction costs, premium and discounts	84,591	48,174
Derivative financial instruments, net	(4,001,948)	(6,352,505)
Premium expenses on early settlements	129,841
Accrual of interest on marketable securities	(648,105)	(516,596)
Fair value adjustment of biological assets	(1,157,728)	73,248
Deferred income tax and social contribution	3,024,433	5,584,692
Interest on actuarial liabilities and cost of current service	40,423	39,644
Provision for judicial liabilities, net	28,334	(36,641)
Provision (reversal) for doubtful accounts, net	(28,534)	45,541
Provision (reversal) for inventory losses, net	16,193	13,794
Provision (reversal) for loss of ICMS credits, net	(3,856)	83,940
Other	44,052	33,854
Trade accounts receivable	215,552	896,134
Inventories	(362,309)	(402,359)
Recoverable taxes	(154,311)	(216,650)
Other assets	125,967	(94,065)
Trade accounts payable	801,299	405,235
Taxes payable	(93,040)	313,913
Payroll and charges	(265,293)	(370,336)
Other liabilities	96,634	(210,178)
Cash generated from operations	9,748,182	11,119,329
Payment of interest on financing, loans and debentures	(2,629,067)	(2,887,340)
Adjustment for operating costs	44,289	126,119
Premium expenses on early settlements paid	(129,841)
Interest received on marketable securities	363,178	582,826
Payment of income taxes	(127,398)	(182,669)
Cash provided by operating activities	7,269,343	8,758,265
Additions to property, plant and equipment	(1,817,608)	(2,618,399)
Additions to intangible	(71,385)	(22,079)
Purchase of biological assets	(3,617,275)	(3,642,430)
Proceeds from sales of property, plant and equipment and biological assets	250,712	78,458
Capital increase in affiliates	(2,500)	(7,339)
Marketable securities, net	531,558	4,794,845
Advances for acquisition of wood from operations with development and partnerships	(433,255)	(124,640)
Dividends received	3,854	8,835
Cash used in investing activities	(5,155,899)	(1,532,749)
Proceeds from loans, financing and debentures	2,896,932	12,661,193
Proceeds from derivative transactions	766,203	279,281
Payment of loans, financing and debentures	(1,669,130)	(13,338,107)
Payment of leases	(708,928)	(713,779)
Payment of dividends	(1,385,007)	(2,208,154)
Shares repurchased	(133,541)	(191,918)
Cash used by financing activities	(233,471)	(3,511,484)
EXCHANGE VARIATION ON CASH AND CASH EQUIVALENTS	(414,155)	(449,261)
Increase in cash and cash equivalents, net	1,879,973	3,714,032
At the beginning of the period	15,179,753	9,018,818
At the end of the period	R$ 16,645,571	R$ 12,283,589